Note 18 - Commitments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments [text block]
18.	Commitments
The Company has entered into a new operating lease for office premises effective
April 1, 2017
through to
March 31, 2022.

As at
December 31, 2017,
the remaining payments for executive contracts and the operating lease are due as follows:

	2018	2019	2020	2021	2022	Total

Office lease	$148,410	$150,884	$154,182	$155,006	$38,752	$647,234
Executive contracts	575,000	240,000	240,000	240,000	-	1,295,000
	$723,410	$390,884	$394,182	$395,006	$38,752	$1,942,234